Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income (loss)	$ 16,813	$ 14,594	$ 18,281	$ 4,972	$ (8,543)
Less: Accretion to preferred shares	(23)	(42)	(55)	(1,147)	(2,513)
Less: Allocation of net income to participating preferred shares and restricted shares	(13,651)	(12,038)	(15,112)	(3,748)	0
Numerator for basic calculation	3,139	2,514	3,114	77	(11,056)
Undistributed earnings re-allocated to ordinary shareholders	926	847	1,059	22	0
Numerator for diluted calculation	$ 4,065	$ 3,361	$ 4,173	$ 99	$ (11,056)
Denominator
Denominator for basic calculation, weighted-average number of shares of ordinary share outstanding	4,618,302	4,303,135	4,319,243	4,260,192	4,157,498
Dilutive effect of share option	1,926,644	1,991,931	2,047,439	1,664,198	0
Dilutive effect of restricted shares and awards	12,422	0	0	0	0
Denominator for diluted calculation	6,557,368	6,295,066	6,366,682	5,924,390	4,157,498
Net income (loss) per share
Basic	$ 0.68	$ 0.58	$ 0.72	$ 0.02	$ (2.66)
Diluted	$ 0.62	$ 0.53	$ 0.66	$ 0.02	$ (2.66)